Income Taxes - Schedule of components of the provision for income taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred tax provision
Total provision for income taxes	$ 7	$ 23	$ 13	$ 27
Zapata Computing, Inc. [Member]
Current Federal, State and Local, Tax Expense (Benefit) [Line Items]
Federal					$ 0	$ 0
State					0	0
Foreign					20	53
Total current tax provision					20	53
Deferred tax provision
Federal					0	0
Foreign					0	0
Total deferred tax provision					0	0
Total provision for income taxes					$ 20	$ 53